Share-Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended
	Oct. 22, 2013 USD ($)	May 27, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2013 Restricted Shares [Member] USD ($)	Dec. 31, 2013 Restricted Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Maximum [Member] Employee Stock Option [Member] November 4, 2013 [Member]	Dec. 31, 2013 Maximum [Member] Employee Stock Option [Member] May 4, 2011 [Member]	May 06, 2011 2011 Plan [Member] Employee Stock Option [Member] May 6, 2011 [Member] Directors and Employees [Member] USD ($)	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] May 6, 2011 [Member] Directors and Employees [Member]	Aug. 01, 2011 2011 Plan [Member] Employee Stock Option [Member] August 1, 2011 [Member] Employees [Member] USD ($)	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] August 1, 2011 [Member] Employees [Member]	Oct. 08, 2011 2011 Plan [Member] Employee Stock Option [Member] October 8, 2011 [Member] Employees [Member] USD ($)	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] October 8, 2011 [Member] Employees [Member]	Dec. 19, 2011 2011 Plan [Member] Employee Stock Option [Member] December 19, 2011 [Member] Employees [Member] USD ($)	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] December 19, 2011 [Member] Employees [Member]	Jul. 01, 2012 2011 Plan [Member] Employee Stock Option [Member] July 1, 2012 [Member] Employees [Member] USD ($)	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] July 1, 2012 [Member] Employees [Member]	Oct. 22, 2013 2011 Plan [Member] Employee Stock Option [Member] October 22, 2013 [Member] Employees [Member] USD ($)	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] October 22, 2013 [Member] Employees [Member]	Oct. 22, 2013 2011 Plan [Member] Employee Stock Option [Member] October 22, 2013 [Member] Employees [Member] Vesting Period From January 1, 2014 to January 1, 2017 [Member]	Oct. 22, 2013 2011 Plan [Member] Employee Stock Option [Member] October 22, 2013 [Member] Employees [Member] Vesting Period From July 1, 2014 to July 1, 2017 [Member]	May 27, 2013 2011 Plan [Member] Employee Stock Option [Member] May 27, 2013 [Member] Employees [Member] USD ($)	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] May 27, 2013 [Member] Employees [Member]	Nov. 04, 2013 2013 Plan [Member] Restricted Shares [Member] November 4, 2013 [Member] Senior Executive [Member]	Dec. 31, 2013 2013 Plan [Member] Restricted Shares [Member] November 4, 2013 [Member] Senior Executive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares									3,350,000	7,843,100
Number of options, Granted	228,000	560,000									4,950,000		700,000		110,000		2,000,000		120,000		228,000		78,000	150,000	560,000		400,000
Options exercise price	$ 2.20	$ 2.20									$ 2.20		$ 2.20		$ 2.20		$ 2.20		$ 2.20		$ 2.20				$ 2.20
Original contractual term											10 years		10 years		10 years		10 years		10 years		10 years				10 years
Award vesting period												44-month period, with 25% of the awards vesting on January 1, 2012 and the remainder of the awards vesting on an annual basis each January 1, thereafter.		41-month period, with 25% of the awards vesting on January 1, 2012 and the remainder of the awards vesting on an annual basis each January 1, thereafter.		39-month period, with 25% of the awards vesting on January 1, 2012 and the remainder of the awards vesting on an annual basis each January 1, thereafter.		49-month period, with 25% of the awards vesting on January 1, 2013 and the remainder of the awards vesting on an annual basis each January 1, thereafter.		48-month period, with 25% of the awards vesting on July 1, 2013 and the remainder of the awards vesting on an annual basis each July 1, thereafter.		January 1, 2014 to January 1, 2017, with 25% of the awards vesting on January 1, 2014 and the remainder of the awards vesting on an annual basis each January 1, thereafter; and 150,000 options will vest over a period from July 1, 2014 to July 1, 2017, with 25% of the awards vesting on July 1, 2014 and the remainder of the awards vesting on an annual basis each July 1, thereafter.				44-month period, with 25% of the awards vesting on January 1, 2014 and the remainder of the awards vesting on an annual basis each January 1, thereafter.		September 29, 2014 to September 29, 2017, with 25% of the awards vesting on September 29, 2014 and the remainder of the awards vesting on an annual basis each September 29, thereafter.
Vesting period											44 months		41 months		39 months		49 months		48 months						44 months
Percentage of awards vesting											25.00%		25.00%		25.00%		25.00%		25.00%				25.00%	25.00%	25.00%		25.00%
Share-based awards, ordinary shares outstanding			7,665,500	7,665,500	7,675,000			8,065,500
Ordinary shares available for future grant								3,127,600
Closing stock price								$ 36.59
Aggregate fair value of outstanding options at the grant date			$ 20,349	123,184
Unrecognized compensation expense			8,628	52,234		4,795	29,024
Unvested options/restricted shares expected to be recognized over a weighted-average period			1 year 4 months 21 days	1 year 4 months 21 days		3 years 9 months	3 years 9 months
Aggregate fair value of restricted shares						$ 4,952	29,978
Fair value of restricted shares						$ 12.38